                                             Dreyfus Investment Grade Funds, Inc.

    -Dreyfus Intermediate Term Income Fund
            -Dreyfus Short Term Income Fund

Incorporated herein by reference are supplements to the above-referenced Funds' prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 5, 2014 (SEC Accession No. 0000889169-14-000005).